Interest-bearing loans and borrowings - Rollforward (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Reconciliation of liabilities
Liabilities arising from financing activities at beginning of period	$ 17,807
Issue of loans	2,971
Repayment of loans	(1,400)
Movement in short term borrowings	(98)
Total changes in liabilities arising on financing activities	1,473
Movement in overdrafts	8
Exchange and other movements	(175)
Liabilities arising from financing activities at end of period	19,113
Current loans and borrowings
Reconciliation of liabilities
Liabilities arising from financing activities at beginning of period	2,247
Repayment of loans	(1,400)
Movement in short term borrowings	(98)
Total changes in liabilities arising on financing activities	(1,498)
Movement in overdrafts	8
Transfers	999
Exchange and other movements	(2)
Liabilities arising from financing activities at end of period	1,754
Non-current loans and borrowings
Reconciliation of liabilities
Liabilities arising from financing activities at beginning of period	15,560
Issue of loans	2,971
Total changes in liabilities arising on financing activities	2,971
Transfers	(999)
Exchange and other movements	(173)
Liabilities arising from financing activities at end of period	$ 17,359